Share-based Compensation - RSU activity (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 CNY (¥) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)
Weighted-average grant date fair value
Share-based compensation expenses | ¥	¥ 74,319		¥ 64,017	¥ 37,110
RSU
Number of shares
Awarded and unvested, beginning balance | shares	0
Granted | shares	2,798,862
Vested | shares	(19,614)
Awarded and unvested, ending balance | shares	2,779,248		0
Weighted-average grant date fair value
Awarded and unvested, beginning balance | $ / shares		$ 0
Granted | $ / shares		3.34
Vested | $ / shares		4.34
Awarded and unvested, ending balance | $ / shares		$ 3.34
Unrecognized compensation expense | ¥	¥ 61,600	$ 61,600
Share-based compensation expenses | ¥	¥ 4,100